SEGMENT REPORTING	12 Months Ended
Sep. 30, 2013
SEGMENT REPORTING
21.	SEGMENT REPORTING

The Group operates and manages its business as a single segment that includes primarily the provision of online and offline education services and selling of related products.

The revenues attributable to the different service and product groups are as follows:

	Years ended September 30,
	2011	2012	2013
	US$	US$	US$

Online education services	30,788	40,281	58,573
Books and reference materials	4,743	4,438	5,129
Offline education services	2,907	4,507	4,617
Others	3,126	2,876	3,041

	41,564	52,102	71,360

Online education services accounted for 74.0%, 77.3% and 82.1% of the Group’s total net revenue for the years ended September 30, 2011, 2012 and 2013, respectively. Any significant reduction in sales from this service could have a substantial negative impact on the Group’s results of operations.

Geographic disclosures:

As the Group primarily generates its revenues from customers in the PRC, no geographical segments are presented. All of the Group’s long-lived assets are located in the PRC.